SUBSEQUENT EVENTS (Details Narrative)												11 Months Ended
	Apr. 21, 2022 $ / shares shares	Apr. 21, 2022 $ / shares shares	Apr. 20, 2022 USD ($) shares	Apr. 14, 2022 $ / shares shares	Mar. 04, 2022 USD ($) shares	Feb. 15, 2022 USD ($)	Feb. 02, 2022 USD ($) shares	Dec. 15, 2021	Feb. 17, 2021 USD ($)	Feb. 17, 2021 CAD ($)	Feb. 03, 2021 CAD ($) shares	Dec. 31, 2021 USD ($) shares	Jul. 14, 2021 $ / shares shares	Mar. 04, 2021 $ / shares shares	Jan. 21, 2021 $ / shares
Subsequent Event [Line Items]
Consolidation of issued and outstanding shares description								the shareholders of the Company authorized the filing of articles of amendment to consolidate the issued and outstanding common shares of the Company within the range of one Common Share for every two to twelve Common Shares that are outstanding, which is expected to be effective in February 2022
Stock Issued During Period, Value, New Issues | $												$ 1,478,582
Acquisition aggregate consideration									$ 359,505	$ 455,000
Share Price | (per share)													$ 3.50		$ 0.05
Shares, Issued													1,001,242
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues												1,003,012
Stock Issued During Period, Value, New Issues | $												$ 1,478,582
Acquisition aggregate consideration | $											$ 162,500
Share Price | $ / shares														$ 2.00
Shares, Issued											1,000,000			1,003,012
Subsequent Event [Member] | Prior Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding	5,006,204	5,006,204
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.50	$ 0.50
Subsequent Event [Member] | Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding	500,620	500,620
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 5.00	$ 5.00
Subsequent Event [Member] | TruMed Limited [Member]
Subsequent Event [Line Items]
Percentage of outstanding shares acquired						100.00%
Acquisition aggregate consideration | $						$ 750,000
Cash consideration | $						130,000
Consideration payable in promissory note | $						70,000
Acquisition contingent consideration payable | $						$ 550,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					188,100		196,400
Stock Issued During Period, Value, New Issues | $					$ 940,500		$ 982,000
Shares, Issued			162,600
Proceeds from Issuance or Sale of Equity | $			$ 813,000
Subsequent Event [Member] | Common Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
[custom:ReducedFromSharesOutstanding]	63,513,530
Subsequent Event [Member] | Common Stock [Member] | Minimum [Member]
Subsequent Event [Line Items]
[custom:ReducedFromSharesOutstanding]	6,351,354
Subsequent Event [Member] | Common Stock [Member] | Incentive Plan [Member]
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	615,000	615,000
Subsequent Event [Member] | Common Stock [Member] | Prior Consolidation [Member]
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	6,150,000	6,150,000
Subsequent Event [Member] | Common Stock [Member] | Share-based Payment Arrangement, Option [Member] | Incentive Plan [Member]
Subsequent Event [Line Items]
Purchase, shares				140,000
Share Price | $ / shares				$ 5.00
Subsequent Event [Member] | Common Stock [Member] | CAD$0.20 Per Share [Member] | Prior Consolidation [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		3,650,000
Subsequent Event [Member] | Common Stock [Member] | CAD$0.35 Per Share [Member] | Prior Consolidation [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		1,100,000
Subsequent Event [Member] | Common Stock [Member] | CAD$0.50 Per Share [Member] | Prior Consolidation [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		1,400,000
Subsequent Event [Member] | Common Stock [Member] | CAD$2.00 Per Share [Member] | Incentive Plan [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		365,000
Subsequent Event [Member] | Common Stock [Member] | CAD$3.50 Per Share [Member] | Incentive Plan [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		110,000
Subsequent Event [Member] | Common Stock [Member] | CAD$5.00 Per Share [Member] | Incentive Plan [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		140,000